SEGMENT REPORTING - Reportable Segments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	5
Number of reportable segments | segment	5
Disclosure of operating segments [abstract]
Sales	$ 53,270	$ 70,615	$ 76,033
Operating income (loss)	2,110	(627)	6,539
Depreciation and amortization	(2,960)	(3,067)	(2,799)
Impairment charges/ (reversal)	(133)	1,927	994
Bargain purchase gain	0	0	209
Capital expenditures	2,439	3,572	3,305
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	2,110	(627)	6,539
Income from investments in associates and joint ventures	234	347	652
Financing costs - net	(1,256)	(1,652)	(2,210)
Income / (loss) before taxes	1,088	(1,932)	4,981
Income tax expense (benefit)	1,666	459	(349)
Net (loss) / income (including non-controlling interests)	(578)	(2,391)	5,330
Operating segments | NAFTA
Disclosure of operating segments [abstract]
Sales	13,438	18,590	20,255
Operating income (loss)	1,684	(1,144)	1,988
Depreciation and amortization	(537)	(638)	(593)
Impairment charges/ (reversal)	(660)	1,300	0
Bargain purchase gain			0
Capital expenditures	527	828	758
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	1,684	(1,144)	1,988
Operating segments | Brazil
Disclosure of operating segments [abstract]
Sales	5,613	6,980	7,083
Operating income (loss)	777	853	1,370
Depreciation and amortization	(228)	(277)	(301)
Impairment charges/ (reversal)	0	0	86
Bargain purchase gain			0
Capital expenditures	217	360	256
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	777	853	1,370
Operating segments | Europe
Disclosure of operating segments [abstract]
Sales	27,989	37,487	40,247
Operating income (loss)	(1,439)	(1,101)	1,636
Depreciation and amortization	(1,418)	(1,261)	(1,201)
Impairment charges/ (reversal)	527	525	908
Bargain purchase gain			209
Capital expenditures	1,040	1,355	1,340
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	(1,439)	(1,101)	1,636
Operating segments | ACIS
Disclosure of operating segments [abstract]
Sales	5,034	6,506	7,527
Operating income (loss)	209	31	1,129
Depreciation and amortization	(492)	(499)	(432)
Impairment charges/ (reversal)	0	102	0
Bargain purchase gain			0
Capital expenditures	476	673	704
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	209	31	1,129
Operating segments | Mining
Disclosure of operating segments [abstract]
Sales	1,185	981	836
Operating income (loss)	1,247	1,026	707
Depreciation and amortization	(243)	(237)	(217)
Impairment charges/ (reversal)	0	0	0
Bargain purchase gain			0
Capital expenditures	140	185	210
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	1,247	1,026	707
Operating segments | All other segments
Disclosure of operating segments [abstract]
Sales	11	71	85
Operating income (loss)	(268)	(285)	(247)
Depreciation and amortization	(42)	(155)	(55)
Impairment charges/ (reversal)	0	0	0
Bargain purchase gain			0
Capital expenditures	39	171	37
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	(268)	(285)	(247)
Intersegment sales
Disclosure of operating segments [abstract]
Sales	(3,351)	(4,063)	(4,412)
Operating income (loss)	(100)	(7)	(44)
Depreciation and amortization	0	0	0
Impairment charges/ (reversal)	0	0	0
Bargain purchase gain			0
Capital expenditures	0	0	0
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	(100)	(7)	(44)
Intersegment sales | NAFTA
Disclosure of operating segments [abstract]
Sales	230	116	215
Intersegment sales | Brazil
Disclosure of operating segments [abstract]
Sales	723	1,186	1,678
Intersegment sales | Europe
Disclosure of operating segments [abstract]
Sales	82	234	241
Intersegment sales | ACIS
Disclosure of operating segments [abstract]
Sales	703	491	581
Intersegment sales | Mining
Disclosure of operating segments [abstract]
Sales	1,600	1,683	1,390
Intersegment sales | All other segments
Disclosure of operating segments [abstract]
Sales	$ 13	$ 353	$ 307